Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Receivables - Trade accounts receivable, net [Text Block]	Philips Group Trade accounts receivable, net in millions of EUR
	2021	2022
Diagnosis & Treatment	1,759	2,013
Connected Care	980	1,114
Personal Health	575	479
Other	245	226
Trade accounts receivable, net	3,559	3,832

Receivables - Aging analysis [Text Block]	Philips Group Aging analysis in millions of EUR
	2021	2022
Current	3,075	3,280
Overdue 1-30 days	160	169
Overdue 31-180 days	245	282
Overdue more than 180 days	79	101
Trade accounts receivable, net	3,559	3,832

Receivables - Allowance for accounts receivable [Text Block]

Philips Group

Allowance for accounts receivable

in millions of EUR

	2021	2022
Balance as of January 1	195	190
Additions charged to expense	4	66
Deductions from allowance1)	(17)	(51)
Transfer to assets held for sale	(8)
Other movements	16	21
Balance as of December 31	190	226
1)Write-offs for which an allowance was previously provided.